LOSS BEFORE TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit expense (including directors’ remuneration):
Equity-settled share-based compensation expense	$ 47,680	$ 34,338	$ 20,158
Profit Loss Before Tax Arrived After Charging And Crediting
Employee benefit expense (including directors’ remuneration):
Wages and salaries	204,128	147,385	105,751
Other employee benefits	7,729	5,057	2,257
Equity-settled share-based compensation expense	$ 47,680	$ 34,338	$ 20,158